Derivative Instruments and Other Hedging Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional amount of derivative liabilities	$ 1,721,752	$ 1,528,184
Cash as collateral for derivative transactions	552	1,900
Cash Posted As Variation Margin for Derivatives	5,100
Not Designated as Hedging Instruments
Derivative [Line Items]
Notional amount of derivative liabilities	1,613,252	1,419,684
Not Designated as Hedging Instruments | Other contracts
Derivative [Line Items]
Notional amount of derivative liabilities	$ 86,744	$ 106,518